Commitments- Licensed copyrights of video content (Details) - Licensed copyrights of video content - CNY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Commitments
No later than 1 year	¥ 4,518	¥ 885
Later than 1 year and no later than 5 years	3,913	2,885
Total	¥ 8,431	¥ 3,770